8. Investment in Ruthigen (Details) - USD ($)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Gain (loss) on deconsolidation of Ruthigen	$ 0	$ 11,133,000
Ruthigen
Aggregate fair value of consideration received by the Company		0
Fair value of retained non-controlling interest by the Company		10,150,000
Carrying amount on non-controlling interest in subsidiary		0
Less: Carrying amount of the Ruthigen assets and liabilities		(983,000)
Gain (loss) on deconsolidation of Ruthigen		$ 11,133,000